Newbuildings - Schedule of Newbuidlings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
New buildings [Abstract]
Opening balance			$ 3.5	$ 135.5	$ 135.5
Disposals			0.0		(7.6)
Impairment	$ 0.0	$ (124.4)	0.0	$ (124.4)	(124.4)
Total	$ 3.5		$ 3.5		$ 3.5